Financing receivables (Tables)	12 Months Ended
Mar. 31, 2015
Financing receivables
Summary of loans receivable reported within loans receivable or investments in and advances to affiliated companies

	Millions of yen
	March 31, 2014
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥274,966	¥44	¥275,010
Short-term secured margin loans	421,809	—	421,809
Inter-bank money market loans	42,885	—	42,885
Corporate loans	284,259	303,912	588,171

Total loans receivable	¥1,023,919	¥303,956	¥1,327,875

Advances to affiliated companies	5,797	—	5,797

Total	¥1,029,716	¥303,956	¥1,333,672

	Millions of yen
	March 31, 2015
	Carried at amortized cost	Carried at fair value(1)	Total
Loans receivable
Loans at banks	¥324,503	¥—	¥324,503
Short-term secured margin loans	425,245	—	425,245
Inter-bank money market loans	16,995	—	16,995
Corporate loans	377,114	317,218	694,332

Total loans receivable	¥1,143,857	¥317,218	¥1,461,075

Advances to affiliated companies	2,104	—	2,104

Total	¥1,145,961	¥317,218	¥1,463,179

(1)	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.

Changes in allowance for losses for current period

	Millions of yen
	Year ended March 31, 2013
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥552	¥24	¥—	¥2,758	¥51	¥3,385	¥1,503	¥4,888
Provision for credit losses	238	13	—	(2,630)	(22)	(2,401)	(13)	(2,414)
Charge-offs	(1)	(11)	—	(26)	—	(38)	—	(38)
Other(1)	—	0	—	(7)	—	(7)	(171)	(178)

Ending balance	¥789	¥26	¥—	¥95	¥29	¥939	¥1,319	¥2,258

	Millions of yen
	Year ended March 31, 2014
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥789	¥26	¥—	¥95	¥29	¥939	¥1,319	¥2,258
Provision for credit losses	(109)	61	—	(13)	(28)	(89)	960	871
Charge-offs	(2)	—	—	—	—	(2)	(146)	(148)
Other(1)	(0)	—	—	0	—	0	28	28

Ending balance	¥678	¥87	¥—	¥82	¥1	¥848	¥2,161	¥3,009

	Millions of yen
	Year ended March 31, 2015
	Allowance for credit losses against loans						Allowance for credit losses against receivables other than loans	Total allowance for doubtful accounts
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Subtotal
Opening balance	¥678	¥87	¥—	¥82	¥1	¥848	¥2,161	¥3,009
Provision for credit losses	61	53	—	(3)	0	111	254	365
Charge-offs	—	—	—	—	—	—	(189)	(189)
Other(1)	—	2	—	0	—	2	66	68

Ending balance	¥739	¥142	¥—	¥79	¥1	¥961	¥2,292	¥3,253

(1)	Includes the effect of foreign exchange movements.

Schedule of allowance for loan losses and loans by impairment methodology and type of loans

	Millions of yen
	March 31, 2014
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥3	¥—	¥—	¥7	¥—	¥10
Evaluated collectively	675	87	—	75	1	838

Total allowance for credit losses	¥678	¥87	¥—	¥82	¥1	¥848

Loans by impairment methodology
Evaluated individually	¥4,374	¥103,345	¥42,885	¥275,753	¥882	¥427,239
Evaluated collectively	270,592	318,464	—	8,506	4,915	602,477

Total loans	¥274,966	¥421,809	¥42,885	¥284,259	¥5,797	¥1,029,716

	Millions of yen
	March 31, 2015
	Loans at banks	Short-term secured margin loans	Inter-bank money market loans	Corporate loans	Advances to affiliated companies	Total
Allowance by impairment methodology
Evaluated individually	¥3	¥84	¥—	¥7	¥—	¥94
Evaluated collectively	736	58	—	72	1	867

Total allowance for credit losses	¥739	¥142	¥—	¥79	¥1	¥961

Loans by impairment methodology
Evaluated individually	¥4,929	¥172,259	¥16,995	¥369,113	¥174	¥563,470
Evaluated collectively	319,574	252,986	—	8,001	1,930	582,491

Total loans	¥324,503	¥425,245	¥16,995	¥377,114	¥2,104	¥1,145,961

Analysis of each class of loans not carried at fair value using Nomura's internal ratings or equivalent credit quality indicators

	Millions of yen
	March 31, 2014
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥98,356	¥33,669	¥—	¥34,740	¥166,765
Unsecured loans at banks	108,199	—	2	—	108,201
Short-term secured margin loans	—	—	—	421,809	421,809
Secured inter-bank money market loans	12,885	—	—	—	12,885
Unsecured inter-bank money market loans	30,000	—	—	—	30,000
Secured corporate loans	136,302	107,141	5,719	1,938	251,100
Unsecured corporate loans	3,395	26,902	—	2,862	33,159
Advances to affiliated companies	4,915	594	—	288	5,797

Total	¥394,052	¥168,306	¥5,721	¥461,637	¥1,029,716

	Millions of yen
	March 31, 2015
	AAA-BBB	BB-CCC	CC-D	Others(1)	Total
Secured loans at banks	¥100,927	¥38,373	¥—	¥39,186	¥178,486
Unsecured loans at banks	141,395	4,620	2	—	146,017
Short-term secured margin loans	—	—	—	425,245	425,245
Secured inter-bank money market loans	7,249	—	—	—	7,249
Unsecured inter-bank money market loans	9,746	—	—	—	9,746
Secured corporate loans	249,046	117,255	1,141	2,298	369,740
Unsecured corporate loans	3,619	—	—	3,755	7,374
Advances to affiliated companies	1,929	175	—	—	2,104

Total	¥513,911	¥160,423	¥1,143	¥470,484	¥1,145,961

(1)	Relate to collateralized exposures where a specified ratio of LTV is maintained.